Other financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Other financial liabilities
Repurchase agreements	$ 41,257	$ 35,899
Interbank placements	4,893	4,080
Accrued interest payable	1,738	944
Securities purchased not delivered	1,880	3,286
Trade creditors and other accrued expenses	1,045	1,392
Settlement and clearing balances	729	708
Securities sold short	3,345	2,331
Other	1,473	1,669
Total other financial liabilities	56,360	50,309
Parent Entity
Other financial liabilities
Repurchase agreements	37,764	33,346
Interbank placements	4,888	4,079
Accrued interest payable	1,474	829
Securities purchased not delivered	1,880	3,286
Trade creditors and other accrued expenses	893	1,124
Settlement and clearing balances	718	695
Securities sold short	3,345	2,331
Other	1,390	1,573
Total other financial liabilities	$ 52,352	$ 47,263